CONTRACTUAL COMMITMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Contractual commitments	$ 5,535	$ 5,313
Asset management fee as percent per quarter	0.3125%
Asset management fee, percent	1.25%
Less than 1 year
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, percent	18.00%
1 to 5 years
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, percent	39.00%
Thereafter
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, percent	43.00%